Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	€ 8,744	€ 10,768	€ 11,347
Assets held for sale		5,249
Investments	138,625	136,804
Investments for account of policyholders	194,353	194,063
Investments in joint ventures	1,745	1,712	1,614
Investments in associates	327	308
Deferred expenses	10,910	10,135
Other assets	37,928	36,883
Assets	392,633	395,923
Liabilities
Insurance contracts	115,294	110,818
Insurance contracts for account of policyholders	117,113	122,168
Investment contracts	18,048	16,943
Investment contracts for account of policyholders	80,097	74,434	€ 84,774
Liabilities held for sale		5,003
Other liabilities	39,513	42,456
Total liabilities	370,065	371,821
Americas [member]
Assets
Cash and cash equivalents	683	548
Investments	71,056	73,469
Investments for account of policyholders	95,343	102,964
Investments in joint ventures	1	6
Investments in associates	72	77
Deferred expenses	9,209	8,552
Other assets	27,893	26,628
Assets	204,257	212,245
Liabilities
Insurance contracts	71,584	68,556
Insurance contracts for account of policyholders	68,126	72,501
Investment contracts	6,943	6,824
Investment contracts for account of policyholders	27,217	30,463
Other liabilities	17,055	19,145
Total liabilities	190,924	197,490
The Netherlands [member]
Assets
Cash and cash equivalents	6,004	8,382
Investments	57,738	53,975
Investments for account of policyholders	23,767	26,697
Investments in joint ventures	1,001	1,008
Investments in associates	85	74
Deferred expenses	66	76
Other assets	7,421	6,763
Assets	96,083	96,975
Liabilities
Insurance contracts	34,844	34,379
Insurance contracts for account of policyholders	23,855	25,587
Investment contracts	10,795	9,787
Investment contracts for account of policyholders	2,101	3,255
Other liabilities	17,507	17,400
Total liabilities	89,102	90,408
United Kingdom [member]
Assets
Cash and cash equivalents	315	317
Assets held for sale		5,249
Investments	2,114	2,011
Investments for account of policyholders	73,958	62,961
Investments in associates	8	7
Deferred expenses	896	945
Other assets	1,893	1,840
Assets	79,184	73,331
Liabilities
Insurance contracts	1,435	1,451
Insurance contracts for account of policyholders	24,086	22,862
Investment contracts	223	278
Investment contracts for account of policyholders	50,532	40,482
Liabilities held for sale		5,003
Other liabilities	1,047	1,103
Total liabilities	77,322	71,178
Central & Eastern Europe [member]
Assets
Cash and cash equivalents	68	67
Investments	933	1,055
Investments for account of policyholders	1,088	1,343
Investments in associates	5	6
Deferred expenses	74	70
Other assets	210	245
Assets	2,378	2,787
Liabilities
Insurance contracts	657	624
Insurance contracts for account of policyholders	919	1,109
Investment contracts	85	52
Investment contracts for account of policyholders	169	234
Other liabilities	170	365
Total liabilities	2,000	2,385
Spain & Portugal [member]
Assets
Cash and cash equivalents	80	116
Investments	727	720
Investments for account of policyholders	99	105
Investments in joint ventures	472	480
Deferred expenses	1	1
Other assets	62	72
Assets	1,441	1,494
Liabilities
Insurance contracts	681	703
Insurance contracts for account of policyholders	103	108
Other liabilities	231	250
Total liabilities	1,015	1,061
Asia [member]
Assets
Cash and cash equivalents	90	71
Investments	5,720	5,326
Investments for account of policyholders	103
Investments in joint ventures	152	118
Investments in associates	17	14
Deferred expenses	665	490
Other assets	1,907	1,786
Assets	8,654	7,805
Liabilities
Insurance contracts	7,726	6,696
Insurance contracts for account of policyholders	24
Investment contracts	2	2
Investment contracts for account of policyholders	79
Other liabilities	67	133
Total liabilities	7,898	6,830
Asset management [member]
Assets
Cash and cash equivalents	213	141
Investments	181	157
Investments in joint ventures	119	99
Investments in associates	131	122
Other assets	123	101
Assets	767	620
Liabilities
Other liabilities	293	218
Total liabilities	293	218
Holding and other activities [member]
Assets
Cash and cash equivalents	1,290	1,125
Investments	157	91
Investments in joint ventures		1
Investments in associates	8	8
Other assets	27,284	28,427
Assets	28,738	29,651
Liabilities
Insurance contracts	15	24
Other liabilities	6,156	5,526
Total liabilities	6,171	5,550
Eliminations [member]
Assets
Investments for account of policyholders	(5)	(6)
Other assets	(28,864)	(28,979)
Assets	(28,869)	(28,985)
Liabilities
Insurance contracts	(1,648)	(1,615)
Other liabilities	(3,012)	(1,684)
Total liabilities	€ (4,660)	€ (3,299)